Other operating income	12 Months Ended
Dec. 31, 2024
Other income1 [Abstract]
Other operating income	Other operating income

	2024	2023	2022
Adjustments and interest on miscellaneous receivables	46,131,374	59,951,762	46,313,560
Rental of safe deposit boxes	22,306,092	17,572,045	19,836,171
Debit and credit card commissions	13,089,542	10,249,421	10,322,122
Loans recovered	11,846,785	14,994,770	22,798,028
Punitive interest	7,305,237	5,619,971	3,252,841
Rent	5,670,084	5,242,910	4,144,644
Allowances reversed	4,676,270	2,910,574	5,003,003
Fees expenses recovered	4,471,404	5,095,381	5,595,766
Commission from syndicated transactions	1,521,174	2,027,244	1,788,820
Gain from the sale of non-current assets held for sale	—	—	3,092,539
Income from asset sale in equity instruments	—	—	10,276,895
Other operating income	25,772,510	22,776,836	11,081,911
TOTAL	142,790,472	146,440,914	143,506,300